UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor: 0001768611

KINBANE 2024-RPL 1 DAC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jess Dvorak, (952) 444-4812
Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) for any third-party due diligence report obtained by the issuer are attached as an exhibit to this Form ABS 15-G. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MILL CITY HOLDINGS, LLC (Securitizer, Depositor or Underwriter)

Date March 20, 2024

/s/ Jess Dvorak	(Signature)*
Jess Dvorak, President

EXHIBIT INDEX

Exhibit Number	Exhibit Description

99.1	Independent Accountant’s Report on Applying Asset Agreed Upon Procedures dated February 2, 2024 of Deloitte LLP.